Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Non-Current Assets
Rental deposits	$ 1,197	¥ 7,790	¥ 7,599
Non-current portion of prepayments to suppliers and other business related expenses	730	4,754	8,448
Total	$ 1,927	¥ 12,544	¥ 16,047